General Information (Tables)	12 Months Ended
Dec. 31, 2022
General Information
Schedule of subsidiaries comprising the Response Group

			Ownership held		Ownership held
			by Group		by NCI
	Place of Business/ Country		12.31.2022	12.31.2021	12.31.2022	12.31.2021	Consolidation
Company	of Incorporation	Controller	%	%	%	%	method
Emergência Participações S.A.	Brazil	Ambipar Participações	100.00	100.00	—	—	Full
Ambipar Response S.A.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Insurance Corretora de Seguros Ltda	Brazil	Emergência Participações	—	100.00	—	—	Full
Ambipar Response Insurence - Atendimento a Seguros Ltda	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar University S.A.	Brazil	Emergência Participações	—	100.00	—	—	Full
Suatrans Chile S.A.	Chile	Emergência Participações	100.00	100.00	—	—	Full
Suatrans Peru SAC	Peru	Suatrans Chile	99.78	99.78	0.22	0.22	Full
Suatrans Training S.A.	Chile	Suatrans Chile	99.99	99.99	0.01	0.01	Full
SIS – Servicios Industriales Especializados S.A.	Chile	Suatrans Chile	99.99	99.99	0.01	0.01	Full
Horvefel S.A.	Uruguai	Suatrans Chile	100.00	100.00	—	—	Full
SABI Tech S.A.S	Colombia	Suatrans Chile	100.00	100.00	—	—	Full
Ambipar Holding USA, INC	United States of America	Emergência Participações	100.00	100.00	—	—	Full
Allied International Emergency LLC.	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
One Stop Environmental, LLC	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
Intracoastal Invironmental, LLC	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
Custom Environmental Services, INC	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
EMS Environmental, Inc	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full

			Ownership		Ownership
			held		held
			by Group		by NCI
	Place of Business/ Country		2022	2021	2022	2021	Consolidation
Company	of Incorporation	Controller	%	%	%	%	method
Swat Consulting Inc.	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
Professional Emergency Resource Services	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response L1 Inc	United States of America	Ambipar Holding USA	100.00	—	—	—	Full
Witt O'Brien"s LLC	United States of America	Ambipar Holding USA	100.00	—	—	—	Full
Navigate Communications Pte. Ltd.	Singapore	Witt O'Brien"s LLC	100.00	—	—	—	Full
Navigate Response (Asia) Pte. Ltd.	Singapore	Witt O'Brien"s LLC	100.00	—	—	—	Full
Navigate PR Limited	England and Wales	Witt O'Brien"s LLC	100.00	—	—	—	Full
Navigate Response Limited	England and Wales	Witt O'Brien"s LLC	100.00	—	—	—	Full
Strategic Crisis Advisors LLC	Georgia	Witt O'Brien"s LLC	100.00	—	—	—	Full
Witt O’Brien’s PR LLC	Puerto Rico	Witt O'Brien"s LLC	100.00	—	—	—	Full
Witt O'Brien's USVI, LLC	U.S. Virgin Islands	Witt O'Brien"s LLC	100.00	—	—	—	Full
Witt O'Brien's Payroll Management LLC	Delaware	Witt O'Brien"s LLC	100.00	—	—	—	Full
O'Brien's Response Management, L.L.C.	Delaware	Witt O'Brien"s LLC	100.00	—	—	—	Full
O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S/A (c)	Brazil	Witt O'Brien"s LLC	50.00	—	50.00	—	No
Witt O'Brien's Insurance Services, LLC	New Jersey	Witt O'Brien"s LLC	100.00	—	—	—	Full
Witt Associates do Brasil Consultoria Ltda.	Brasil	Witt O'Brien"s LLC	99.92	—	0.08	—	Full
Ambipar Holdings UK Limited	United Kingdom	Emergência Participações	100.00	100.00	—	—	Full
Groco 404 Limited	United Kingdom	Ambipar Holdings UK Limited	100.00	100.00	—	—	Full
Ambipar Site Services Limited	United Kingdom	Groco 404 Limited	100.00	100.00	—	—	Full
Ambipar Holding Ireland Limited	Ireland	Ambipar Holdings UK Limited	100.00	100.00	—	—	Full
Lehane Environmental & Industrial Services Ltd	Ireland	Ambipar Holding Ireland	100.00	100.00	—	—	Full
Ambipar Response Limited (UK)	United Kingdom	Ambipar Holdings UK Limited	100.00	100.00	—	—	Full
Ambipar Howells Consultancy Limited	United Kingdom	Ambipar Response Limited (UK)	100.00	100.00	—	—	Full
Ambipar Response Limited	United Kingdom	Ambipar Response Limited (UK)	100.00	100.00	—	—	Full
Ambipar Holding Canadá, INC	Canadá	Emergência Participações	100.00	100.00	—	—	Full
Emerge Hydrovac Inc.	Canadá	Ambipar Holding Canadá	100.00	100.00	—	—	Full
Lynx Creek Industrial & Hydrovac Ltd.	Canadá	Ambipar Holding Canadá	100.00	100.00	—	—	Full
Orion Environmental Services Ltd.	Canadá	Ambipar Holding Canadá	100.00	100.00	—	—	Full
First Response Inc	Canadá	Ambipar Holding Canadá	100.00	—	—	—	Full
Graham Utility Hydrovac Services	Canadá	Ambipar Holding Canadá	100.00	—	—	—	Full
Ridgeline Canada Inc	Canadá	Ambipar Holding Canadá	100.00	—	—	—	Full
Ambipar Response ES S.A.	Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Ambipar Response Control Environmental Consulting S.A.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response Orbitgeo Ltda.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response OGTEC Facilities Ltda.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response Wastewater Control Ltda.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response Geoweb Ltda.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response Geociências Ltda. (a)	Brazil	Ambipar Response ES	38.50	38.50	61.50	61.50	Full
Bioenv Análises Ambientais Ltda (b)	Brazil	Ambipar Response ES	35.70	—	64.30	—	Full
CTA Serviços em Meio Ambiente Ltda	Brazil	Ambipar Response ES	70.00	—	30.00	—	Full
RG Consultoria Técnica Ambiental S.A.	Brazil	Emergência Participações	51.00	—	49.00	—	Full
RG Consultoria Técnica Ambiental Brasil Ltda	Brazil	RG Consultoria	51.00	—	49.00	—	Full
JM Serviços Integrados Ltda	Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
JM Serviços e Locações Ltda	Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Lacerda & Lacerda Serviços de Transportes e Emergências Ambientais Ltda	Brazil	Emergência Participações	100.00	70.00	—	30.00	Full
Desentupidora Belo Ltda	Brazil	Emergência Participações	—	70.00	—	30.00	Full
Ambipar Response Gás Ltda.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Inversiones Disal Emergencias S.A.	Chile	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Atendimento Médico Hospitalar Ltda.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Fênix Emergências Ambientais Ltda.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
APW Ambiental e Transporte Ltda.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Dracares Apoio Marítimo e Portuário Ltda	Brazil	Emergência Participações	51.00	—	49.00	—	Full
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	Brazil	Emergência Participações	51.00	—	49.00	—	Full
CK7 Serviços de Manutenção Industrial e Reparos em Geral Ltda	Brazil	Emergência Participações	51.00	—	49.00	—	Full
C-Safety Comércio, Indústria e Serviços Ltda	Brazil	CK7 Serviços de Manutenção	51.00	—	49.00	—	Full
(a)

The subsidiary Ambipar Response ES has a 55% interest in Ambipar Response Geociências Ltda. The Company has a 70% interest in Ambipar Response ES, thus the Group has 38.50% control over the subsidiary.

(b)	The subsidiary Ambipar Response ES has a 51% interest in Bioenv Análises Ambientais Ltda. The Company has a 70% interest in Ambipar Response ES, thus the Group has 35.70% control over the subsidiary.
(c)

As described in Note 1 – General Information, the Company acquired, through its subsidiary Emergência Participações S.A., 100% of the company Witt O’Briens and the acquisition was completed on October 25, 2022; as a result, there was a joint agreement with the acquisition of 50% of O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S.A., characterizing a joint venture.